OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2015
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of Other Financial Items, Net

(in thousands of $)	2015	2014	2013
Amortization of deferred financing costs	(6,308)	(3,554)	(5,828)
Financing arrangement fees	(1,694)	(147)	(2,101)
Interest expense on un-designated interest rate swaps	(14,385)	(12,163)	(8,188)
Mark-to-market adjustment for interest rate swap derivatives (see note 25)	655	(5,953)	12,845
Mark-to-market adjustment for currency swap derivatives (see note 25)	16	—	(4,839)
Foreign exchange gain on capital lease obligations and related restricted cash	492	677	7,084
Foreign exchange loss on operations	(2,235)	(978)	(634)
Total	(23,459)	(22,118)	(1,661)